Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory	The inventory balance was as follows:

	March 31, 2022	December 31, 2021
Raw materials	$618	$414
Work in process	249	117
Finished goods	155	157
Inventory, net	$1,022	$688
The inventory balance was as follows:

	Successor
	December 31, 2021	December 31, 2020
Raw materials	$414	$330
Work in process	117	—
Finished goods	157	—
Inventory, net	$688	$330